Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - Schedule of balance sheets - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
ASSETS
Interest-bearing deposits in First Federal of Kentucky	$ 8,997	$ 14,813
Cash and cash equivalents	1,897	2,012
Prepaid expenses and other assets	907	834
Total assets	328,080	338,063
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	276,055	285,767
Shareholders’ equity	52,025	52,296	$ 51,911
Total liabilities and shareholders’ equity	328,080	338,063
Parent Company [Member]
ASSETS
Other interest-bearing deposits	9	9
Cash and cash equivalents	1,897	2,012	$ 1,483
Prepaid expenses and other assets	602	458
Total assets	52,071	52,523
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and other liabilities	46	227
Total liabilities	46	227
Shareholders’ equity	52,025	52,296
Total liabilities and shareholders’ equity	52,071	52,523
Parent Company [Member] | First Federal of Hazard [Member]
ASSETS
Interest-bearing deposits in First Federal of Hazard	1,185	933
Investment in First Federal of Hazard	18,433	18,407
Parent Company [Member] | First Federal of Kentucky [Member]
ASSETS
Interest-bearing deposits in First Federal of Kentucky	703	1,070
Parent Company [Member] | Frankfort First [Member]
ASSETS
Investment in Frankfort First	$ 31,139	$ 31,646